SP 500 Pure Growth Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.76%	11.29%		11.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	24.73%	8.70%		8.47%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.73%	8.15%		7.51%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.64%	6.66%		6.48%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	20.67%	8.46%		8.76%